Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenue

We generate revenue primarily through the sales of our licensed products Ameluz® and RhodoLED® Lamps. Revenue from the sales of our lamps are relatively insignificant compared with the revenues generated through our sales of Ameluz®.

Related party revenue relates to an agreement with Biofrontera Bioscience for BF-RhodoLED® leasing and installation service associated with the clinical lamps, which, due to the Second A&R Ameluz LSA is no longer effective as of September 30, 2024. Refer to Note 11, Related Party Transactions.

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

(in thousands):	Returns	Co-pay assistance program	Prompt pay discounts	Government and payor rebates	Total
Balance at December 31, 2022	$48	$9	$5	$20	$82
Provision related to current period sales	4	156	3	266	429
Credit or payments made during the period	-	(145)	(2)	(231)	(378)
Balance at September 30, 2023	$52	$20	$6	$55	$133

Balance at December 31, 2023	$52	$-	$6	$54	$112
Provision related to current period sales	32	-	-	157	189
Credit or payments made during the period	(6)	-	(6)	(167)	(179)
Balance at September 30, 2024	$78	-	-	44	122

5. Revenue

We generate revenue primarily through the sales of our licensed products Ameluz®, BF-RhodoLED® lamps and Xepi®. Revenue from the sales of our BF-RhodoLED® lamp and Xepi® are relatively insignificant compared with the revenues generated through our sales of Ameluz®.

Related party revenue relates to an agreement with Biofrontera Bioscience for BF-RhodoLED® leasing and installation service. Refer to Note 17. Related Party Transactions.

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

		Co-pay	Prompt	Government
		assistance	pay	and payor
(in thousands):	Returns	program	discounts	rebates	Total
Balance at December 31, 2021	$43	$101	$48	$54	$246
Provision related to current period sales	10	574	19	210	813
Credit or payments made during the period	(5)	(666)	(62)	(244)	(977)
Balance at December 31, 2022	$48	$9	$5	$20	$82
Provision related to current period sales	4	156	3	344	507
Credit or payments made during the period	-	(165)	(2)	(310)	(477)
Balance at December 31, 2023	$52	-	6	54	112